Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Peoples Bancorp Inc. Retirement Savings Plan
EIN 31-0987416 PN 002
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025

Identity of Issuer	Description of Investment (units)	(a) Current Value
AMERICAN FUNDS CAPITAL INC BLDR R5	12,884	991,021
DODGE & COX INCOME - I	218,065	2,802,133
DOUBLELINE LOW DURATION BOND I	152,523	1,474,900
FIDELITY INTERNATIONAL INDEX	45,405	2,760,644
JPMORGAN US EQUITY R5	280,727	7,574,025
JPMORGAN US GOVERNMENT MMKT INSTL	4,481,956	4,481,956
MFS INTERNATIONAL GROWTH R6	59,015	2,802,017
T. ROWE PRICE BALANCED FUND	107,252	3,043,822
T. ROWE PRICE RETIREMENT 2005 FUND	1,559	19,676
T. ROWE PRICE RETIREMENT 2010 FUND	12,923	206,773
T. ROWE PRICE RETIREMENT 2015 FUND	42,055	561,016
T. ROWE PRICE RETIREMENT 2020 FUND	64,555	1,274,306
T. ROWE PRICE RETIREMENT 2025 FUND	301,246	5,313,982
T. ROWE PRICE RETIREMENT 2030 FUND	265,150	7,357,902
T. ROWE PRICE RETIREMENT 2035 FUND	427,428	9,993,263
T. ROWE PRICE RETIREMENT 2040 FUND	232,102	7,984,308
T. ROWE PRICE RETIREMENT 2045 FUND	351,995	8,947,723
T. ROWE PRICE RETIREMENT 2050 FUND	417,919	9,043,770
T. ROWE PRICE RETIREMENT 2055 FUND	257,006	5,844,315
T. ROWE PRICE RETIREMENT 2060 FUND	377,473	7,168,210
VANGUARD 500 INDEX ADMIRAL	8,107	5,122,375
VANGUARD EMERGING MKTS STOCK IDX ADM	4,146	184,963
VANGUARD EQUITY-INCOME ADM	45,481	4,225,678
VANGUARD GROWTH INDEX ADM	39,598	9,944,552
VANGUARD LIFESTRATEGY CNSRV GR INV	90,995	1,987,334
VANGUARD LIFESTRATEGY GROWTH INV	64,782	3,286,395
VANGUARD LIFESTRATEGY INCOME INV	5,672	89,447
VANGUARD LIFESTRATEGY MODERATE GROWTH	21,100	729,636
VANGUARD MID CAP INDEX FUND - ADMIRAL	10,676	3,836,550
VANGUARD MID-CAP GROWTH INDEX ADMIRAL	57,462	6,905,264
VANGUARD MID-CAP VALUE INDEX ADMIRAL	14,508	1,332,547
VANGUARD SHORT-TERM INVESTMENT-GRADE ADM	106,044	1,115,587
VANGUARD SMALL CAP INDEX ADM	33,527	4,143,264
VANGUARD SMALL CAP VALUE INDEX ADMIRAL	18,141	1,651,224
VANGUARD TOTAL BOND MARKET INDEX ADMIRAL	170,633	1,667,081
VANGUARD TOTAL STOCK MKT IDX ADM	74,878	12,220,053
* Peoples Bancorp Common Stock Fund Units	98,005	1,893,460
* Participant loans (Interest rates - 5.25% - 10.50% maturing between February 13, 2026 and October 16, 2040)		2,537,871
Assets held at end of year		$152,519,044
* Parties-in-interest
(a) Cost information is not required for participant-directed investments and, therefore, is not included.